Label	Element	Value
iM DBi Managed Futures Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	iM DBi Managed Futures Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iM DBi Managed Futures Strategy ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Because amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded from the portfolio turnover calculation and these are the only types of instruments held by the Fund, the Fund does not report a portfolio turnover rate.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a non-diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy (described below); (ii) allocating up to 20% of its total assets in its wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands, is advised by the Sub-Adviser (as defined herein), and will comply with the Fund’s investment objective and investment policies; and (iii) investing directly in select debt instruments for cash management and other purposes.
The Fund’s managed futures strategy employs long and short positions in derivatives, primarily futures contracts and forward contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Fund positions in those contracts are determined based on a proprietary, quantitative model – the Dynamic Beta Engine – that seeks to identify the main drivers of performance by approximating the current asset allocation of a selected pool of the largest commodity trading advisor (“CTA”) hedge funds, which are hedge funds that use futures or forward contracts to achieve their investment objectives. The Dynamic Beta Engine analyzes recent historical performance in order to estimate the current asset allocation of a selected pool of the largest CTAs. The Sub-Adviser relies exclusively on the model and does not have discretion to override the model-determined asset allocation or portfolio weights. The Sub-Adviser will periodically review whether instruments should be added to or removed from the model in order to improve the model’s efficiency. The model’s asset allocation is limited to asset classes that are traded on U.S.-based exchanges. Based on this analysis, the Fund will invest in an optimized portfolio of long and short positions in domestically-traded, liquid derivative contracts selected from a pool of the most liquid derivative contracts, as determined by the Sub-Adviser.
Futures contracts and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund takes long positions in derivative contracts that provide exposure to various asset classes, sectors and/or markets that the Fund expects to rise in value, and takes short positions in asset classes, sectors and/or markets that the Fund expects to fall in value. Currently, the Fund expects to limit its investments to highly-liquid, domestically-traded contracts that the Sub-Adviser believes exhibit the highest correlation to what the Sub-Adviser perceives to be the core positions of the target hedge funds. Such core positions are generally long and short positions in domestically-traded derivative contracts viewed as highly liquid by the Sub-Adviser.
The Fund may have gross notional exposure, which is defined as the sum of the notional exposure of both long and short derivative positions across the Fund, that approximates the current asset allocation and matches the risk profile of a diversified pool of the largest CTAs. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder, impose certain limitations on the Fund’s ability to use leverage. Under normal market conditions, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 8-10%.
The Sub-Adviser will, in an effort to reduce certain risks (e.g., volatility of returns), limit the Fund’s gross notional exposure on certain futures contracts whose returns are expected to be particularly volatile. In addition to these specific exposure limits, the Sub-Adviser will use quantitative methods to assess the level of risk for the Fund.
The Fund intends to gain exposure to commodities through its investments in the Subsidiary and may invest up to 20% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, fixed income securities, pooled investment vehicles, including those that are not registered with the SEC under the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
In addition to its use of futures and investment in the Subsidiary, the Fund expects, under normal circumstances, to collateralize its derivative investments, for liquidity purposes, or to enhance yield, to invest a large portion of the portfolio in debt securities. The Fund may hold fixed income instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less.
Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular investment or issuer than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The principal risks of your investment in the Fund are:
•Managed Futures Strategy Risk. In seeking to achieve its investment objective, the Fund will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.
•Futures Contracts Risk. Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations.
The use of futures contracts, which are derivative instruments, will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. There is no assurance that the Fund’s investment in a futures contract with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.
•General Market Risk; Recent Market Events Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
•Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund or the Subsidiary invest are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.
•Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund, through its investment in the Subsidiary, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
•Equity Securities Risk. The Fund may have exposure to equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.
•Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
•Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Leverage Risk. Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund’s NAV. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Volatility is a statistical measurement of the variation of returns of a security or fund or index over time. Higher volatility generally indicates higher risk. You could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.
•Debt Securities and Fixed-Income Risk. Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk, as described more fully below, refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).
•Interest Rate Risk. Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole, as investors and markets adjust expected returns relative to such increasing rates.
The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.
•Management Risk. The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•Non-Diversified Fund Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
•Government Securities and Agency Risk. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.
•Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.
•Short Sales Risk. The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
•Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.
•Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.
•Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.
Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
•Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the investment adviser’s or Sub-Adviser’s control, including instances at third parties. The Fund, the investment adviser and the Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.•Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the performance of the Fund for the past calendar year and by showing how the Fund’s average annual returns for the one year and since inception periods compared with those of the SG CTA Index, which is a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.imgp.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the performance of the Fund for the past calendar year and by showing how the Fund’s average annual returns for the one year and since inception periods compared with those of the SG CTA Index, which is a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgp.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as ofDecember 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the highest quarterly return was 4.74% for the quarter ended December 31, 2020 and the lowest quarterly return was -3.29% for the quarter ended June 30, 2020.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
iM DBi Managed Futures Strategy ETF | SG CTA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	SG CTA Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2019
iM DBi Managed Futures Strategy ETF | iM DBi Managed Futures Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBMF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2020	rr_AnnualReturn2020	1.84%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2019
iM DBi Managed Futures Strategy ETF | iM DBi Managed Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
iM DBi Managed Futures Strategy ETF | iM DBi Managed Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
iM DBi Hedge Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	iM DBi Hedge Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iM DBi Hedge Strategy ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Because amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded from the portfolio turnover calculation and these are the only types of instruments held by the Fund, the Fund does not report a portfolio turnover rate.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a non-diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to an equity hedge strategy (described below); and (ii) allocating the remainder of its assets directly in a portfolio of investment grade debt securities to collateralize its derivatives investments, for liquidity purposes, or to enhance yield. The Fund seeks to model its investments after long/short equity hedge fund strategies and does not invest in hedge funds. Because the Fund is not a hedge fund, the Fund will be limited in its ability to fully replicate hedge fund strategies due to regulatory requirements, including limitations on leverage and liquidity of the Fund’s investments.
The Fund invests in long and short positions in exchange-traded futures contracts across the broad asset classes of equities, fixed income, and currencies. The long and short positions in the futures contracts are determined by the Fund’s sub-adviser, Dynamic Beta investments (“DBi” or the “Sub-Adviser”), using a proprietary, quantitative model – the Dynamic Beta Engine. The Dynamic Beta Engine is designed to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds, which are hedge funds that employ fundamental analysis to buy or sell short individual equity securities to achieve their respective investment objectives (“Equity Hedge funds”).
Equity Hedge funds typically diversify their risks by limiting the hedge fund’s net exposure to certain industries, regions, or market capitalizations, which allows them to focus on company-specific characteristics. Equity Hedge funds often hedge against the returns of the overall market. The Fund will not necessarily use its long and short positions to reduce risk by taking offsetting positions. The Fund may take uncorrelated positions (e.g., invest in long and short futures contracts with values that do not historically exhibit a strong relationship to each other), which may increase the Fund’s overall market exposure and risk.
DBi has conducted extensive research into the drivers of performance of hedge funds and believes that individual security selection by the target Equity Hedge funds can deliver market outperformance over time through shifts in asset allocation among major equity markets. For example, if fundamentally-driven hedge fund managers collectively determine that stocks in emerging markets are more attractive than those in developed markets, the Dynamic Beta Engine can identify this and shift asset allocation exposures accordingly.
Based on this model, the Fund will invest in an optimized portfolio of long and short positions in U.S. exchange-traded futures contracts, as determined by the Sub-Adviser. This process is repeated monthly, with all positions rebalanced at that time. The Dynamic Beta Engine analyzes recent historical performance of a diversified pool of the largest Equity Hedge funds in order to estimate the current asset allocation of a selected pool of Equity Hedge funds. The Sub-Adviser relies exclusively on the model and does not have discretion to override the model-determined asset allocation or portfolio weights. Investing in a limited number of highly liquid futures contracts and monthly rebalancing is expected to keep transaction costs low relative to Equity Hedge funds. The model seeks to replicate Equity Hedge funds by analyzing historical returns of Equity Hedge funds provided by a third-party data provider and identifying futures contracts that most closely reflect the Equity Hedge funds’ estimated current exposures across the various asset classes.
Futures contracts are contractual agreements to buy or sell a particular equity index, currency, or financial instrument at a pre-determined price in the future. The Fund will invest in a limited number of highly-liquid futures contracts (including futures contracts on underlying instruments such as listed U.S. equity indices, baskets of currency, and U.S. treasury securities) that the Sub-Adviser believes exhibit the highest correlation to what the Sub-Adviser perceives to be the core positions of the target Equity Hedge funds, which are generally long and short positions of individual equity securities. The Fund will take long and short positions in U.S. exchange-traded derivative contracts viewed as highly liquid by the Sub-Adviser.
The Sub-Adviser will use quantitative methods to assess the level of risk for the Fund. The Fund may invest in derivative contracts that have an aggregate notional value that is greater than the Fund’s total assets. The notional value of a derivatives contract is the market value of the asset underlying the derivatives contract. Aggregate notional value is the sum of the notional values of the Fund’s derivatives contracts. The Fund’s aggregate notional value is intended to approximate the current risk profile of a diversified pool of the largest Equity Hedge funds. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder, impose certain limitations on the Fund’s ability to use leverage, which is inherent in the futures positions held by the Fund.
Volatility is a statistical measure of the frequency and level of changes in the Fund’s returns over time without regard to the direction of those changes. Higher volatility generally indicates higher risk. Under normal market conditions, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 8-10%.
The Fund expects, under normal circumstances, to collateralize its derivative investments, for liquidity purposes, or to enhance yield, to invest a large portion of the portfolio in investment grade debt securities. The Fund may hold fixed income instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less.
Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular investment or issuer than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:
•Equity Hedge Strategy Risk. The Fund uses various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds. These investment strategies involve the use of complex derivatives techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.
•Futures Contracts Risk. Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations.
The use of futures contracts, which are derivative instruments, will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. There is no assurance that the Fund’s investment in a futures contract with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.
•General Market Risk; Recent Market Events Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
•Long Short Risk. The Fund seeks long exposure to certain factors and short exposure to certain other factors. The Fund may or may not take long or short positions in correlated asset classes. The Fund could lose money if either or both of the Fund’s long and short positions produce negative returns. The Dynamic Beta Engine may or may not identify long and short positions in correlated asset classes. There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.
•Short Sales Risk. The Fund may take a short position in a derivative instrument, such as a future, forward, swap or security. The Fund will lose value if the underlying security that is the subject of a short sale increases in value. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
•Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures contracts, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. The primary type of derivatives in which the Fund invests is futures contracts. As discussed above, futures contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts.
•Equity Risk. Through the Fund’s use of derivatives, the Fund may have exposure to equity securities and/or broad-based equity indices. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.
•Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.
•Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Debt Securities and Fixed-Income Risk. Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk, as described more fully below, refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).
•Interest Rate Risk. Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole, as investors and markets adjust expected returns relative to such increasing rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.
•Management Risk. The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•Non-Diversified Fund Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
•Government Securities and Agency Risk. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.
•Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.
•Newer Fund Risk. As a newer fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
•Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the investment adviser’s or Sub-Adviser’s control, including instances at third parties. The Fund, the investment adviser and the Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or that could adversely impact the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below provides some indication of the risks of investing in the Fund by showing the performance of the Fund for the past calendar year and by showing how the Fund’s average annual returns for the one year and since inception periods compared with those of the HFRX Equity Hedge Index, which is a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.imgp.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provides some indication of the risks of investing in the Fund by showing the performance of the Fund for the past calendar year and by showing how the Fund’s average annual returns for the one year and since inception periods compared with those of the HFRX Equity Hedge Index, which is a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgp.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as ofDecember 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the highest quarterly return was 15.50% for the quarter ended December 31, 2020 and the lowest quarterly return was -11.80% for the quarter ended March 31, 2020.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
iM DBi Hedge Strategy ETF | HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2019
iM DBi Hedge Strategy ETF | iM DBi Hedge Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBEH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2020	rr_AnnualReturn2020	23.58%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.58%
Since Inception	rr_AverageAnnualReturnSinceInception	22.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2019
iM DBi Hedge Strategy ETF | iM DBi Hedge Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.53%
Since Inception	rr_AverageAnnualReturnSinceInception	22.58%
iM DBi Hedge Strategy ETF | iM DBi Hedge Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	13.95%
Since Inception	rr_AverageAnnualReturnSinceInception	17.23%